As filed with the Securities and Exchange Commission on May 5, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 29

Date of reporting period: March 1, 2019 – February 29, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

JAGUAR GLOBAL PROPERTY FUND

Annual Report
February 29, 2020

JAGUAR GLOBAL PROPERTY FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
February 29, 2020

For much of the Fund’s fiscal year, the global property securities markets performed well, especially during the second half of Calendar
Year (“CY”) 2019 when the trade discussions between the US and China appeared to be reaching resolution as well as other political issues like the election of Boris Johnson in the UK. The Hong Kong markets also started to recover as CY2019 ended after suffering through riots that shut down stores and office buildings. As the markets were stabilizing in the areas most beset by political challenges, the Covid-19 virus emerged in what now appears to be the catalyst for a global recession. With China at the epicenter of the virus that may have started in mid-December, the government moved to shut down the areas most affected (Hubei province in particular) and by
February 17, 2020, according to the Johns Hopkins Coronavirus Resource Center, the rate of new infections started to decline. This initially resulted in a recovery in share prices in China and Hong Kong, but the recovery was quickly reversed by the end of the month as the incidence of the virus expanded rapidly to other parts of the world. The rise in virus cases was also accompanied by an oil price war that erupted between Saudi Arabia and Russia, further destabilizing markets – although this should ultimately reduce energy costs globally and encourage an increase in consumption.
Well before the virus emerged, the real estate markets had experienced a shift in investor sentiment as the retailers around the world continued to struggle with the appropriate product mix and store size to meet the changes in demand patterns. The logistics sector has become the main disruptive force in the retail sector as consumers can go directly to the manufacturer and bypass the local store. The appeal of other more traditional property types has also shifted, and the “non-traditional” property types including data centers, student housing, refrigerated storage, manufactured homes and developments focusing on low to moderate income housing, and healthcare performed well. The more traditional property types – shopping malls, offices and apartments – had mixed results depending on their local market dynamics, but overall performance tended to be much below the level of their non-traditional peers.
The Fund holdings in the residential markets in Australia, Singapore and China benefited from a more benign environment after the efforts of their respective governments have had some impact on slowing the pace of price increases. Conversely, performance was negatively affected by rent controls introduced in Berlin which cast a pall over the rental apartment industry as these measures were specifically targeted at reducing the future profitability of the sector.
In the US, the Fund outperformed the benchmark by investing in the “non-traditional” property types like manufactured homes, where the top companies rose nearly 28% during the period, and low-moderate income rental apartments. Avoiding storage companies which are experiencing supply issues also helped performance while having any exposure to shopping malls detracted. The Fund also benefited from companies that had recently experienced management/strategy changes and executed as we expected they would. Interestingly, community shopping centers are performing well and are viewed more as the “anti-Amazon” by providing daily necessities – dry cleaning, food and beverage, pharmacies, etc. The logistics/industrial sector continues to lead the pack, especially those companies focusing on “last mile” delivery which is becoming so important to the retail sector and consumers.
The market that had the most significant negative impact on Fund performance was Japan where the decline in interest rates in the second quarter globally may have contributed to a surge in demand for the 3% yield generated by the JREITs. However, this does not fully explain the surge in share prices as much as 50% in the fourth quarter CY2019 where property fundamentals suggest a rise of closer to 5% - for the entire year. Note that following the emergence of the virus, the share price for JREITs declined dramatically, falling as much as 50%, as we suspect that investors were taking advantage of low interest rates to fund purchases of JREIT shares and the fall in share prices led to margin calls.
European markets performed well and the Fund benefited from exposure to the industrial sector in particular as well as the office market in Sweden, although the Fund’s investments in the latter trailed the market overall despite its key holding rising over 20% for the period as the small cap companies surged as high as 75%. The Fund’s investments in the UK and Ireland outperformed on both an absolute and relative basis gaining over 12% and 28%, respectively.
As the impact on sentiment and markets from the virus spreads over the coming quarters, we will be allocating capital to companies with well-funded balance sheets and businesses. We expect that the impact of the virus will subside as it has in China and now much of Asia, resulting in a far more attractive investment environment for those with capital. This is particularly the case for the real estate sector where the amount of private equity “dry powder” estimated to exceed $300 billion should reduce the downside risk for property owners, public and private.
Because the Fund concentrates its net assets in the real estate industry (by investing in equity REITs and other companies that invest in real estate assets), it is particularly vulnerable to the risks of the real estate industry, including those specific to equity REITs. Declines in real estate values, changes in interest rates, economic downturns, overbuilding and changes in zoning laws and government regulations can have a significant negative effect on companies in the real estate industry. Extended vacancies, a decline in rental income, failure

JAGUAR GLOBAL PROPERTY FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
February 29, 2020

to collect rents, increased competition from other properties and poor management can also affect the value and performance of equity
REITs and companies that invest in real estate assets. The Fund is non-diversified, which means that the Fund may hold larger positions in fewer securities than other funds. Investing overseas involves special risks, including the volatility of currency exchange rates, and in some cases, political and economic instability, and relatively illiquid markets. Emerging markets involve greater risks than more developed markets as they may be more volatile and less liquid. The Fund may invest in small and mid-sized capitalization companies meaning that these companies carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock.

JAGUAR GLOBAL PROPERTY FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
February 29, 2020

The following chart reflects the change in the value of a hypothetical $1,000,000 investment in Institutional Shares, including reinvested dividends and distributions, in the Jaguar Global Property Fund (the “Fund”) compared with the performance of the benchmark, FTSE EPRA/NAREIT Developed Index ("Developed Index"), since inception. The Developed Index incorporates Real Estate Investment Trusts (REITs) and Real Estate Holding & Development companies. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $1,000,000 Investment
Jaguar Global Property Fund vs. FTSE EPRA/NAREIT Developed Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 3.15%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.90%, through June 30, 2020 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense
Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/
expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense
Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 90 days of purchase will be charged a 1.50% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (844) 218-5182.
Average Annual Total Returns
Periods Ended February 29, 2020 One Year
Since Inception
12/16/16
Jaguar Global Property Fund 4.83% 6.87%
FTSE EPRA/NAREIT Developed Index 2.85% 6.88%

JAGUAR GLOBAL PROPERTY FUND
SCHEDULE OF INVESTMENTS
February 29, 2020

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of February 29, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 and Level 2 values displayed in this table are Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.
Shares Security Description Value
Common Stock - 96.0%
Australia - 4.6%
75,600 Mirvac Group REIT $ 151,575
45,500 Stockland Corp., Ltd. REIT 141,340
64,500 Vicinity Centres Re, Ltd. REIT 91,886
384,801
Belgium - 2.4%
907 VGP NV 98,259
3,950 Warehouses de Pauw CVA REIT 107,648
205,907
China - 3.7%
45,000 China Overseas Land & Investment, Ltd. 154,616
34,000 China Resources Land, Ltd. 160,600
315,216
France - 1.6%
730 Gecina SA REIT 130,360
Germany - 3.6%
1,930 ADO Properties SA
(a)
57,654
4,529 Vonovia SE 245,610
303,264
Hong Kong - 6.0%
79,000 Hang Lung Properties, Ltd. 176,667
23,000 Hysan Development Co., Ltd. 84,918
31,797 Kerry Properties, Ltd. 92,540
116,817 New World Development Co., Ltd. 153,795
507,920
Japan - 7.9%
5,100 Daiwa House Industry Co., Ltd. 143,939
8,000 Mitsui Fudosan Co., Ltd. 187,744
6,000 Sumitomo Realty & Development Co., Ltd. 191,647
21,500 Tokyu Fudosan Holdings Corp. 138,691
662,021
Singapore - 1.9%
29,000 UOL Group, Ltd. 157,309
Spain - 2.3%
6,680 Arima Real Estate SOCIMI SA REIT
(b)
92,147
8,110 Merlin Properties Socimi SA REIT 105,106
197,253
Sweden - 2.6%
6,540 Fabege AB 107,630
39,080 Samhallsbyggnadsbolaget i Norden AB 110,640
218,270
United Kingdom - 4.4%
11,994 Great Portland Estates PLC REIT 132,256
7,300 The UNITE Group PLC REIT 108,187
28,667 Urban & Civic PLC 131,243
371,686
United States - 55.0%
5,850 Agree Realty Corp. REIT 420,147
8,570 American Homes 4 Rent, Class A REIT 221,877
7,940 Americold Realty Trust REIT 243,520
7,080 Apartment Investment & Management Co.
REIT 338,707
1,680 AvalonBay Communities, Inc. REIT 336,991
1,380 Boston Properties, Inc. REIT 177,937
7,880 CareTrust REIT, Inc. 164,455
4,437 Cousins Properties, Inc. REIT 158,356
3,110 CyrusOne, Inc. REIT 188,404
4,320 Douglas Emmett, Inc. REIT 164,937
250 Equinix, Inc. REIT 143,200
1,940 Equity LifeStyle Properties, Inc. REIT 132,560
1,660 Extra Space Storage, Inc. REIT 166,598
1,200 Life Storage, Inc. REIT 129,492
2,160 National Health Investors, Inc. REIT 176,537
Shares Security Description Value
United States - 55.0% (continued)
2,210 Prologis, Inc. REIT $ 186,259
3,765 Regency Centers Corp. REIT 216,262
1,660 Simon Property Group, Inc. REIT 204,313
15,310 Summit Hotel Properties, Inc. REIT 141,924
720 Sun Communities, Inc. REIT 110,074
5,680 Terreno Realty Corp. REIT 311,662
5,360 Ventas, Inc. REIT 288,207
4,622,419
Total Common Stock (Cost $7,708,395) 8,076,426
Investments, at value - 96.0% (Cost $7,708,395) $ 8,076,426
Other Assets & Liabilities, Net - 4.0% 333,448
Net Assets - 100.0% $ 8,409,874
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Security exempt from registration under Rule 144A under the Securities
Act of 1933. At the period end, the value of these securities amounted to $57,654 or 0.7% of net assets.
(b) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 4,622,419
Level 2 - Other Significant Observable Inputs 3,454,007
Level 3 - Significant Unobservable Inputs –
Total $ 8,076,426
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Australia 4.6%
Belgium 2.4%
China 3.7%
France 1.6%
Germany 3.6%
Hong Kong 6.0%
Japan 7.9%
Singapore 1.9%
Spain 2.3%
Sweden 2.6%
United Kingdom 4.4%
United States 55.0%
Other Assets & Liabilities, Net 4.0%
100.0%

JAGUAR GLOBAL PROPERTY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 29, 2020

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $7,708,395) $ 8,076,426
Cash 405,330
Receivables:
Investment securities sold 264,223
Dividends and interest 10,131
From investment adviser 10,752
Prepaid expenses 6,493
Total Assets
8,773,355
LIABILITIES
Payables:
Investment securities purchased 316,488
Fund shares redeemed 8,472
Accrued Liabilities:
Fund services fees 7,625
Other expenses 30,896
Total Liabilities
363,481
NET ASSETS
$ 8,409,874
COMPONENTS OF NET ASSETS
Paid-in capital $ 8,213,325
Distributable earnings 196,549
NET ASSETS
$ 8,409,874
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 788,502
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 10.67
*
Shares redeemed or exchanged within 90 days of purchase are charged a 1.50% redemption fee.

JAGUAR GLOBAL PROPERTY FUND
STATEMENT OF OPERATIONS
YEAR ENDED FEBRUARY 29, 2020

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $10,067) $ 265,512
Interest income 2,378
Total Investment Income
267,890
EXPENSES
Investment adviser fees 64,909
Fund services fees 94,708
Custodian fees 10,348
Registration fees 16,288
Professional fees 33,404
Trustees' fees and expenses 3,811
Other expenses 33,217
Total Expenses 256,685
Fees waived and expenses reimbursed
(178,794)
Net Expenses
77,891
NET INVESTMENT INCOME
189,999
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
196,241
Foreign currency transactions
(1,200)
Net realized gain
195,041
Net change in unrealized appreciation (depreciation) on:
Investments
16,084
Foreign currency translations
(312)
Net change in unrealized appreciation (depreciation)
15,772
NET REALIZED AND UNREALIZED GAIN
210,813
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 400,812

JAGUAR GLOBAL PROPERTY FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the
Year Ended
February 29, 2020
For the
Year Ended
February 28, 2019
OPERATIONS
Net investment income $ 189,999 $ 226,054
Net realized gain (loss) 195,041 (32,604)
Net change in unrealized appreciation (depreciation) 15,772 463,530
Increase in Net Assets Resulting from Operations
400,812 656,980
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(477,230) (232,363)
CAPITAL SHARE TRANSACTIONS
Sale of shares 676,292 1,364,071
Reinvestment of distributions 468,871 227,164
Redemption of shares
(922,240) (935,296)
Redemption fees
8 312
Increase in Net Assets from Capital Share Transactions
222,931 656,251
Increase in Net Assets
146,513 1,080,868
NET ASSETS
Beginning of Year
8,263,361 7,182,493
End of Year
$ 8,409,874 $ 8,263,361
SHARE TRANSACTIONS
Sale of shares 59,724 129,962
Reinvestment of distributions 41,976 23,347
Redemption of shares
(80,545) (87,053)
Increase in Shares
21,155 66,256

JAGUAR GLOBAL PROPERTY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Year Ended For the Years Ended
December
16, 2016 (a)
Through
February 29, February 28, February 28,
2020 2019 2018 2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 10.77 $ 10.24 $ 10.40 $ 10.00
INVESTMENT OPERATIONS
Net investment income (b) 0.25 0.31 0.20 0.04
Net realized and unrealized gain
0.30 0.55 0.25(c) 0.40
Total from Investment Operations
0.55 0.86 0.45 0.44
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.30) (0.26) (0.60) (0.04)
Net realized gain
(0.35) (0.07) (0.01) –
Total Distributions to Shareholders
(0.65) (0.33) (0.61) (0.04)
REDEMPTION FEES(b)
0.00(d) 0.00(d) – –
NET ASSET VALUE, End of Period
$ 10.67 $ 10.77 $ 10.24 $ 10.40
TOTAL RETURN
4.83% (e) 8.70% 4.02% 4.37%(f)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 8,410 $ 8,263 $ 7,182 $ 750
Ratios to Average Net Assets:
Net investment income 2.20% 2.92% 1.91% 1.98%(g)
Net expenses 0.90% 0.90% 0.98% 1.00%(g)
Gross expenses (h) 2.97% 3.15% 17.15% 33.40%(g)
PORTFOLIO TURNOVER RATE 44% 21% 27% 17%(f)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d) Less than $0.01 per share.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) Not annualized.
(g) Annualized.
(h) Reflects the expense ratio excluding any waivers and/or reimbursements.

JAGUAR GLOBAL PROPERTY FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2020

Organization
The Jaguar Global Property Fund (the “Fund”) is a non-diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 16, 2016. The Fund currently offers one class of shares:
Institutional Shares. The Fund seeks to generate maximum total return through current income and capital appreciation by investing in real estate-related and equity-linked securities internationally. Prior to January 1, 2019, the Fund was named NWS Global Property
Fund.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s
Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities

JAGUAR GLOBAL PROPERTY FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2020

valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of February 29, 2020, for the Fund’s investments is included in the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of February 29, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
REITs – The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in the Fund’s annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.

JAGUAR GLOBAL PROPERTY FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2020

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 1.50%
of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The
Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of February 29, 2020, Jaguar Global Property Fund had $155,330 as cash reserves at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Fees and Expenses
Investment Adviser – Jaguar Listed Property LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution
(12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration,
LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund.
The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex services agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse the Fund’s expenses to limit total annual fund operating expenses
(excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.90%, through June 30, 2020 for the Fund. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the year ended
February 29, 2020, fees waived and/or reimbursed expenses were as follows:

JAGUAR GLOBAL PROPERTY FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2020

The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of ( i ) the then-current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of February 29, 2020, $487,688 is subject to recapture by the Adviser for the Fund.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended February 29, 2020, were as follows:
Federal Income Tax
As of February 29, 2020, the cost for federal income tax purposes is $7,780,781 and net unrealized appreciation on investments consists of:
Distributions paid during the fiscal year ended as noted were characterized for tax purposes as follows:
As of February 29, 2020, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to investments in passive foreign investment companies (“PFIC”), REITS and wash sales.
For tax purposes, the current year post-October loss was $95,128 for the Fund (realized during the period November 1, 2019 through
February 29, 2020) and the current year deferred late year ordinary loss was $3,627. These losses will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, March 1, 2020.
Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund's investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 64,909 $ 101,885 $ 12,000 $ 178,794
Purchases Sales
$ 3,655,835 $ 3,674,357
Gross Unrealized Appreciation
$ 817,995
Gross Unrealized Depreciation
(522,350)
Net Unrealized Appreciation
$ 295,645
2020
2019
Ordinary Income $ 258,685
$ 230,930
Long-Term Capital Gain 218,545
1,433
Total $ 477,230
$ 232,363
Capital and Other Losses
$ (98,755)
Net Unrealized Appreciation
295,304
Total
$ 196,549

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II
and the Shareholders of Jaguar Global Property Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Jaguar Global Property Fund, a series of shares of beneficial interest in Forum Funds II (the “ Fund ”), including the schedule of investments, as of February 29, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period ended February 29, 2020 and for the period from December 16, 2016
(commencement of operations) through February 28, 2017, and the related notes to the financial statements (“ financial statements ”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years and period stated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“ PCAOB ”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February
29, 2020 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds II since 2013.
Philadelphia, Pennsylvania
April 27 , 2020

JAGUAR GLOBAL PROPERTY FUND
ADDITIONAL INFORMATION (Unaudited)
February 29, 2020

Investment Advisory Agreement Approval
At the December 13, 2019 Board meeting (the “December meeting”), the Board, including the Independent Trustees, met in person and considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the
Fund (the “Advisory Agreement”).
In preparation for the December meeting, the Board was presented with a range of information to assist in its deliberations. The
Board requested and reviewed written responses from the Adviser to a letter circulated on the Board’s behalf concerning the Adviser’s personnel, operations, financial condition, performance, and services provided to the Fund by the Adviser. During its deliberations, the
Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the
Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust’s administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the December meeting, the Board reviewed, among other matters, the topics discussed below:
Nature, Extent and Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the Adviser’s personnel, operations, and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement.
In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is financially stable and has the operational capability and necessary staffing and experience to continue providing quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, and other relevant considerations, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the historical performance of the Fund, including the performance of the Fund compared to its respective primary benchmark index and compared to independent peer groups of funds identified by Broadridge Financial Solutions, Inc. (“Broadridge”) believed to have characteristics similar to those of the Fund.
The Board observed that the Global Fund underperformed its primary benchmark index, the FTSE EPRA/NAREIT Developed Index, over the one-year period ended September 30, 2019, and for the period since the Global Fund’s inception on December 16, 2016. The
Board observed that the Global Fund underperformed the median of its Broadridge peers for the one-year period ended September 30,
2019.
The Board noted the Adviser’s representation that the Fund’s underperformance relative to its respective index and Broadridge peer group could be attributed, in large part, to the Fund’s investments in, and underweight exposure to, certain Japanese companies that outperformed the market on the whole, which the Fund did not hold due to the Adviser’s perception of excessive valuations. The Board also noted the Adviser’s representation that it employs a benchmark-agnostic approach to investing in real estate securities markets, investing in companies that have the most upside potential based on underlying fundamentals. The Board noted further the Adviser’s representation that it was reviewing the Fund’s weightings in Japan with the intention of gradually narrowing the gap in exposure relative to the indexes, but not at current valuation levels. Finally, the Board noted the Adviser’s representation that the Fund’s performance had rebounded, outperforming its respective benchmark index year-to-date (as of the date of the December meeting), and that the Adviser remained confident in the Adviser’s stock selection processes and in the Fund’s portfolios.
Based on the foregoing and other applicable considerations, the Board determined that the investment performance of the Fund was such that the Advisory Agreement should continue.

JAGUAR GLOBAL PROPERTY FUND
ADDITIONAL INFORMATION (Unaudited)
February 29, 2020

Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Fund as compared to those of the respective Broadridge peer group. The
Board observed that the Adviser’s actual advisory fee rate and actual total expense ratio for the Fund was less than the median of the respective Broadridge peer group. Based on the foregoing, and other relevant considerations, the Board concluded that the Adviser’s advisory fee rates charged to the Fund was fair and reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund.
In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activity. The Board noted the Adviser’s representation that it does not maintain separately identifiable profit and loss information for the Fund, but that the Adviser had incurred losses since the inception of the Fund due to the relatively small size of the Fund and the Adviser’s business decision to subsidize the Fund’s operations by capping the total expense ratio of the Fund to ensure that the expenses of the Fund remained at competitive levels. Based on these and other applicable considerations, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund was reasonable in the context of all factors considered.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the Board considered the Fund’s fee structures, asset sizes, and net expense ratios. The Board noted the Adviser’s representation that economies of scale could be experienced the Fund upon reaching significantly higher asset levels but that, in light of the Fund’s current asset levels, breakpoints in the advisory fee were not believed by the Adviser to be appropriate at this time. Based on the foregoing information and other applicable considerations, the Board concluded that the asset levels of the Fund was not indicative of economies of scale such that economies of scale were not a material factor in approving the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund was not a material factor in renewing the agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Legal Counsel discussing the legal standards applicable to its consideration of renewing the agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Advisory Agreement, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (844) 218-5182 and on the U.S. Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June
30 is available, without charge and upon request, by calling (844) 218-5182 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s

JAGUAR GLOBAL PROPERTY FUND
ADDITIONAL INFORMATION (Unaudited)
February 29, 2020

Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September
1, 2019 through February 29, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 12.07%
of its income dividend distributed as qualifying for the qualified dividend rate (QDI) and 0.77 % as qualified interest income exempt from
U.S. tax for foreign shareholders (QII) as defined in Section 1(h)(11) of the Code. The Fund also designates 15.27 % as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust.
Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Beginning
Account Value
September 1, 2019
Ending
Account Value
February 29, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 992.10 $ 4.46 0.90%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.40 $ 4.52 0.90%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 366 to reflect the half-year period.

JAGUAR GLOBAL PROPERTY FUND
ADDITIONAL INFORMATION (Unaudited)
February 29, 2020

Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (844) 218-5182.
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the
Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2013 Director, Blue Sky Experience (a
charitable endeavor), since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm), 1998-
2008.
1 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Mark D. Moyer
Born: 1959
Trustee; Chairman
Audit Committee
Since 2013 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy), since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017;
Chief Financial Officer, Institute
of International Education (a NGO
administering international educational
exchange programs), 2008-2011;
Chief Financial Officer and Chief
Restructuring Officer, Ziff Davis Media
Inc. (an integrated media company),
2005-2008;  Adjunct Professor of
Accounting, Fairfield University from
2009-2012.
1 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2013 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2019 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds, Trustee, U.S.
Global Investors
Funds.

JAGUAR GLOBAL PROPERTY FUND
ADDITIONAL INFORMATION (Unaudited)
February 29, 2020

Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Counsel, Apex Fund Services since 2019;
Counsel, Atlantic Fund Services 2014-2019.
Timothy Bowden
Born: 1969
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

JAGUAR GLOBAL PROPERTY FUND
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(844) 218-5182 (toll free)
INVESTMENT ADVISER
Jaguar Listed Property LLC
390 Park Avenue, 4th Floor
New York, NY 10022
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
231-ANR-0220

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)        There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $17,500 in 2019 and $17,500  in 2020.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0  in 2018 and $0 in 2019.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2019 and $3,000 in 2020.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2019 and $0 in 2020.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2018 and $0 in 2019.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 27, 2020

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	April 27, 2020